Annual Total Returns (Vanguard High-Yield Tax-Exempt Fund - Investor Shares Retail) (Vanguard High-Yield Tax-Exempt Fund, Vanguard High-Yield Tax-Exempt Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	11.62%
2013	(3.22%)
2012	9.36%
2011	10.98%
2010	2.55%
2009	20.13%
2008	(10.45%)
2007	1.57%
2006	5.53%
2005	4.34%